Condensed Interim Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 49,964,919		$ (40,638,802)	$ 24,580	$ 9,350,697
Balance, shares at Dec. 31, 2021	131,424,989
Stock-based compensation	$ 159,998				159,998
Net loss and comprehensive loss			(731,042)		(731,042)
Ending balance, value at Mar. 31, 2022	$ 50,124,917		(41,369,844)	24,580	8,779,653
Balance, shares at Mar. 31, 2022	131,424,989
Beginning balance, value at Dec. 31, 2022	$ 50,664,887	$ (11,793)	(41,985,915)	24,580	8,691,759
Balance, shares at Dec. 31, 2022	131,347,999
Stock-based compensation	$ 111,974				111,974
Repurchase of common shares	$ (12,310)	11,793			(517)
Repurchase of common shares	(43,500)
Net loss and comprehensive loss			(1,066,612)		(1,066,612)
Ending balance, value at Mar. 31, 2023	$ 50,764,551		$ (43,052,527)	$ 24,580	$ 7,736,604
Balance, shares at Mar. 31, 2023	131,304,499